Schedule IV Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 33,748,978	$ 30,774,840	$ 28,518,136
Life insurance in force, Ceded to other companies	23,377,514	21,809,292	19,851,269
Life insurance in force, Assumed from other companies	23,086	60,469	67,484
Life insurance in force, Net amount	$ 10,394,550	$ 9,026,017	$ 8,734,351
Life insurance in force, Percentage of amount assumed to net	0.20%	0.70%	0.80%
Premiums and policy fees, Direct amount	$ 1,504,580	$ 1,539,358	$ 1,497,716
Premiums and policy fees, Ceded to other companies	132,983	125,286	120,221
Premiums and policy fees, Assumed from other companies	35,682	35,519	30,602
Premiums and policy fees, Net amount	$ 1,407,279	$ 1,449,591	$ 1,408,097
Premiums and policy fees, Percentage of amount assumed to net	2.50%	2.50%	2.20%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 207,771	$ 219,959	$ 162,098
Premiums and policy fees, Ceded to other companies	59,071	45,746	41,659
Premiums and policy fees, Assumed from other companies	746	683	779
Premiums and policy fees, Net amount	$ 149,446	$ 174,896	$ 121,218
Premiums and policy fees, Percentage of amount assumed to net	0.50%	0.40%	0.60%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 1,111,894	$ 1,130,514	$ 1,145,637
Premiums and policy fees, Ceded to other companies	(4,514)	(1,447)	(1,445)
Premiums and policy fees, Assumed from other companies	(425)	(442)	(153)
Premiums and policy fees, Net amount	1,115,983	1,131,519	1,146,929
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	184,915	188,885	189,981
Premiums and policy fees, Ceded to other companies	78,426	80,987	80,007
Premiums and policy fees, Assumed from other companies	35,361	35,278	29,976
Premiums and policy fees, Net amount	$ 141,850	$ 143,176	$ 139,950
Premiums and policy fees, Percentage of amount assumed to net	24.90%	24.60%	21.40%